Organization (Detail)	12 Months Ended			1 Months Ended	5 Months Ended	12 Months Ended							1 Months Ended		5 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended
	Sep. 30, 2013 Cowlitz Project Salishan-Mohegan Two Salishan-Mohegan, LLC	Sep. 30, 2013 Mohegan Tribe Of Indians Of Connecticut acre	Sep. 30, 2013 Mohegan Tribe Of Indians Of Connecticut Salishan-Mohegan, LLC	Feb. 28, 2013 Mohegan Tribe Of Indians Of Connecticut Mohegan Gaming Hospitality Llc	Feb. 28, 2013 Mohegan Tribe Of Indians Of Connecticut Mohegan Gaming Hospitality Llc	Sep. 30, 2013 Mohegan Tribal Gaming Authority acre	Sep. 30, 2013 Mohegan Tribal Gaming Authority Pocono Downs Subsidiaries	Sep. 30, 2013 Mohegan Basketball Club Llc WNBA, LLC	Sep. 30, 2013 Mohegan Commercial Ventures Pa Llc Pocono Downs Subsidiaries	Sep. 30, 2013 Downs Racing, L.P. acre	Sep. 30, 2013 Mohegan Ventures-Northwest, LLC Salishan-Mohegan, LLC	Sep. 30, 2013 Mohegan Ventures Wisconsin, LLC Wisconsin Tribal Gaming, LLC	Mar. 31, 2013 Mtga Gaming Llc Mohegan Gaming Hospitality Llc	Feb. 28, 2013 Mtga Gaming Llc Mohegan Gaming Hospitality Llc	Feb. 28, 2013 Mtga Gaming Llc Mohegan Gaming Hospitality Llc	Mar. 31, 2013 Mohegan Gaming Hospitality Llc Mohegan Resorts Llc	Mar. 31, 2013 Mohegan Resorts Llc Mohegan Resorts New York Llc And Mohegan Gaming New York Llc	Sep. 30, 2013 Mohegan Resorts Llc Mohegan Resorts Mass Llc	Sep. 30, 2013 Mohegan Gaming Advisors Mohegan New Jersey Entities	Oct. 31, 2012 Mohegan Gaming Advisors Resorts Casino Hotel In Atlantic City New Jersey	Jun. 30, 2013 Mohegan Gaming Advisors Mohegan Pa Entities
Entity Information [Line Items]
Size of tribe reservation		544
Size of gaming and entertainment complex						185				400
Membership or limited partnership interest percentage	100.00%		9.85%	51.00%	51.00%		99.99%	4.20%			49.15%	100.00%	100.00%	49.00%	49.00%	100.00%	100.00%	100.00%	100.00%	10.00%	100.00%
General partnership interest percentage									0.01%